Intangible Asset, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible Asset, Net [Line Items]
Amortization expense	¥ 985,844	¥ 985,844	¥ 985,844
Net book value	45,759,600	¥ 46,745,444		$ 6,510,300
Loan Arrangement [Member]
Intangible Asset, Net [Line Items]
Net book value	¥ 45,759,600